CONTRACT ASSETS - Schedule of contract assets, revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract assets [abstract]
Balance at the beginning of the year	$ 4,091	$ 5,035
Revenue recognition in the period, net	0	643
Provisions	(2,605)	(1,876)
Currency translation adjustments	0	289
Balance at the end of the year	$ 1,486	$ 4,091